INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Intangible assets
Balance at beginning of the period	$ 173,783,956
Balance at end of the period	173,034,536
Accumulated depreciation
Intangible assets
Balance at beginning of the period	(28,522,662)	$ (17,524,688)
Amortization of the period	(2,747,206)	(2,476,832)
Foreign currency translation	3,654	1,221
Balance at end of the period	(31,266,214)	(20,000,299)
HB4 and breeding program
Intangible assets
Balance at beginning of the period	31,679,681
Balance at end of the period	31,476,363
HB4 and breeding program | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(3,278,744)	(1,568,554)
Amortization of the period	(427,548)	(396,701)
Balance at end of the period	(3,706,292)	(1,965,255)
Integrated products
Intangible assets
Balance at beginning of the period	2,841,008
Balance at end of the period	2,786,562
Integrated products | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(378,800)	(43,997)
Amortization of the period	(47,229)	(13,019)
Foreign currency translation	961
Balance at end of the period	(425,068)	(57,016)
Microbiology product
Intangible assets
Balance at beginning of the period	49,508,801
Balance at end of the period	50,506,239
Microbiology product | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(6,136,227)	(3,063,073)
Amortization of the period	(719,717)	(1,057,149)
Balance at end of the period	(6,855,944)	(4,120,222)
Trademarks and patents
Intangible assets
Balance at beginning of the period	59,760,753
Balance at end of the period	58,730,415
Trademarks and patents | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(7,892,481)	(3,916,004)
Amortization of the period	(1,092,881)	(542,868)
Balance at end of the period	(8,985,362)	(4,458,872)
Software
Intangible assets
Balance at beginning of the period	1,987,690
Balance at end of the period	1,609,367
Software | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(3,594,721)	(3,008,388)
Amortization of the period	(379,398)	(141,044)
Foreign currency translation	2,693	1,221
Balance at end of the period	(3,971,426)	(3,148,211)
Customer loyalty
Intangible assets
Balance at beginning of the period	23,006,023
Balance at end of the period	22,925,590
Customer loyalty | Accumulated depreciation
Intangible assets
Balance at beginning of the period	(7,241,689)	(5,924,672)
Amortization of the period	(80,433)	(326,051)
Balance at end of the period	$ (7,322,122)	$ (6,250,723)